Other Operating Expenses (Details) - ZAR (R) R in Millions	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Analysis of income and expense [abstract]
Social investment expenditure		R 145	R 126	R 143
Loss on scrapping of property, plant and equipment (a)		7	161	62
Silicosis settlement provision (b)		23	80	36
Loss allowance		22	47	63
Remeasurement of contingent consideration (c)	R (127)	(61)	(127)	0
Income from third party toll treatment fee		(25)	0	0
Other (income)/expense – net (e)		(110)	(46)	5
Total other operating expenses		1	R 241	R 309
Disclosure of attribution of expenses by nature to their function [table]
Income from reimbursements under insurance policies		83
Gains on disposals of property, plant and equipment		R 24